Financial Information as per operating segments (Details 8) - CLP ($) $ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Statement [Line Items]
Assets		$ 2,525,336,532	$ 2,353,690,714
Chile Segment [Member]
Statement [Line Items]
Assets		1,473,645,561	1,255,267,920
International Business Segment [Member]
Statement [Line Items]
Assets		428,447,375	460,237,744
Wines Segment [Member]
Statement [Line Items]
Assets		425,591,825	380,892,311
Other Segments [Member]
Statement [Line Items]
Assets	[1]	$ 197,651,771	$ 257,292,739

[1]	Includes assets corresponding to the Corporate Support Units.